Goodwill and Other Intangible Assets (Total Carrying Amount of Intangible Assets Having Indefinite Life) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 91,256	¥ 92,303
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	70,265	69,975
Distribution agreements
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	18,834	18,834
Other
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 2,157	¥ 3,494